As filed with the Securities and Exchange Commission on March 21, 2013

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 83	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 85	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill, President, Chairman of the Board

and Principal Executive Officer

1301 Avenue of the Americas (6th Avenue), 35th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Adam R. Henkel	Eric S. Purple
U.S. Bancorp Fund Services, LLC	K&L Gates LLP
615 East Michigan	1601 K Street, NW
Milwaukee, WI 53202	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 82 to the Registrant’s registration statement on February 27, 2013.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 83 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 83 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on March 21, 2013.

DIREXION SHARES ETF TRUST

By:	/s/ Daniel D. O’Neill
Daniel D. O’Neill
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 83 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel D. O’Neill	President, Chairman of the Board and Principal	March 21, 2013
Daniel D. O’Neill	Executive Officer

/s/ Patrick J. Rudnick	Principal Financial	March 21, 2013
Patrick J. Rudnick	Officer and Treasurer

/s/ Daniel J. Byrne*	Trustee	March 21, 2013
Daniel J. Byrne

/s/ Gerald E. Shanley III*	Trustee	March 21, 2013
Gerald E. Shanley III

/s/ John Weisser*	Trustee	March 21, 2013
John Weisser

*By:	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer, Treasurer and Attorney-In Fact

EXHIBIT INDEX

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE

POWER OF ATTORNEY

DIREXION SHARES ETF TRUST

The undersigned trustees and officers of the DIREXION SHARES ETF TRUST, a Delaware business trust (the “Trust”), do hereby constitute and appoint Daniel D. O’Neill, Patrick J. Rudnick and Robert J. Zutz (with full power to each of them to act alone) his/her true and lawful attorney-in-fact and agent, for him/her and on his/her behalf and in his/her name, place and stead in any and all capacities, to make, execute and sign the Trust’s registration statement on Form N - 1A and any and all amendments to such registration statement of the Trust, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of the shares of beneficial interest of the Trust, such registration statement and any such amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees themselves might or could do.

The undersigned trustees and officers hereby execute this Power of Attorney as of this 1st day of June, 2011.

Signature	Title

/s/ Daniel D. O’Neill	President and Chairman of the Board
Daniel D. O’Neill

/s/ Patrick J. Rudnick	Principal Financial Officer and Treasurer
Patrick J. Rudnick

/s/ Daniel J. Byrne	Trustee
Daniel J. Byrne

/s/ Gerald E. Shanley III	Trustee
Gerald E. Shanley III

/s/ John Weisser	Trustee
John Weisser